Fair value measurements and financial risk management - Schedule of fair value measurements (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value measurements and financial risk management
Deferred consideration liabilities	$ 43,652	$ 61,300
Contingent consideration liabilities	16,625	29,110
Total fair value, liabilities	60,277	90,410
Level 1
Fair value measurements and financial risk management
Deferred consideration liabilities	0	0
Contingent consideration liabilities	0	0
Total fair value, liabilities	0	0
Level 2
Fair value measurements and financial risk management
Deferred consideration liabilities	43,652	61,300
Contingent consideration liabilities	0	0
Total fair value, liabilities	43,652	61,300
Level 3
Fair value measurements and financial risk management
Deferred consideration liabilities	0	0
Contingent consideration liabilities	16,625	29,110
Total fair value, liabilities	$ 16,625	$ 29,110